Shareholders' Equity - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended
	Nov. 05, 2012	May 31, 2011	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Stockholders Equity [Line Items]
Ordinary Shares, issued and outstanding			41,764,240	43,403,894	[1]
Ordinary Shares, held by the company			4,439,687	2,229,595	[1]
Public offering of ordinary shares		7,705,000
Public offering price of ordinary shares		$ 12.50
Gross proceeds from offering		$ 96,300,000
Repurchase of Ordinary Shares, value	30,000,000
Repurchase of Ordinary Shares, shares			2,445,769
Repurchase of Ordinary Shares, average purchase price per share			$ 11.33
Ordinary Shares repurchased			27,700,000
Repurchase program termination date			Dec. 31, 2013
Options to purchase, shares outstanding			3,423,566	3,789,430
Restricted shares, granted			287,801
Exercise price of options awarded			May not be less than 100% of the fair market value
Equity remuneration plans			Vest as to 50% after two years from the effective date of grant, 75% after three years and 100% after four years
Expiration period of options			7 years
Compensation cost charged against income			3,182,000	3,070,000	[1]	3,728,000	[1]
Dividend yield assumed			$ 0
Aggregate intrinsic value			$ 13.52
Weighted average grant date fair value of employee options			$ 3.67	$ 3.15		$ 3.83
Total intrinsic value			2,400,000	800,000		2,500,000
Dividend yield			0.00%	0.00%		0.00%
Expected life			4 years 6 months	4 years 6 months		4 years 6 months
Expected volatility			34.20%	42.60%		43.20%
Risk free interest rate			1.50%	1.50%		1.50%
Total unrecognized compensation cost related to non-vested employee options			2,600,000
Total unrecognized compensation cost related to non-vested non-employee options			100,000
Cash dividends on retained earnings			268,570,000	228,569,000	[1]
Minimum [Member]
Stockholders Equity [Line Items]
Percentage of incentive provided			20.00%
Tax on dividend received			15.00%
Maximum [Member]
Stockholders Equity [Line Items]
Percentage of incentive provided			50.00%
Tax on dividend received			25.00%
Orbotech Ltd. [Member]
Stockholders Equity [Line Items]
Ordinary Shares, held by the company			1,993,918
Subsidiaries [Member]
Stockholders Equity [Line Items]
Ordinary Shares, held by the company			2,445,769
Non Employee [Member]
Stockholders Equity [Line Items]
Options to purchase, shares outstanding			64,475	75,098
Weighted average grant date fair value of employee options			$ 6.25	$ 3.54		$ 4.06
Total intrinsic value			50,800	27,300		0
Equity Awards [Member]
Stockholders Equity [Line Items]
Options to purchase, shares outstanding, vested			2,547,971
Ordinary shares available for future equity awards			440,886
Ordinary shares outstanding			4,255,418
Compensation cost charged against income			3,000,000	2,900,000		3,600,000
Restricted Stock [Member]
Stockholders Equity [Line Items]
Weighted average grant date fair value of employee restricted shares awarded			$ 12.11	$ 9.40		$ 12.48
Total fair value of employee restricted shares vested			100,000	600,000		900,000
Total unrecognized compensation cost related to non-vested employee restricted shares			800,000
Restricted shares awarded to non employees			1,976
Restricted stock units settled to non -employees			8,206
Restricted Stock [Member] | Non Employee [Member]
Stockholders Equity [Line Items]
Total fair value of employee restricted shares vested				4,000		9,000
Restricted shares awarded to non employees			0	0		0
Restricted stock units settled to non -employees			0
Restricted Stock Units (RSUs) [Member]
Stockholders Equity [Line Items]
Weighted average grant date fair value of employee restricted shares awarded				$ 8.61
Total intrinsic value of employee RSUs			$ 1,000,000	$ 1,500,000		$ 1,900,000
Total unrecognized compensation cost related to non-vested employee restricted shares			$ 2,300,000
Restricted shares awarded to non employees			164,404
Restricted stock units settled to non -employees			95,126
Restricted Stock Units (RSUs) [Member] | Non Employee [Member]
Stockholders Equity [Line Items]
Weighted average grant date fair value of employee restricted shares awarded				$ 8.49		$ 10.21
Dividend yield			0.00%	0.00%		0.00%
Expected life			7 years	7 years		7 years
Expected volatility			38.70%	38.10%		37.60%
Risk free interest rate			1.50%	1.50%		1.50%
Restricted stock units settled to non -employees				1,000		0
2000 Plan [Member]
Stockholders Equity [Line Items]
Percentage of incentive provided			50.00%
Expiration date			Jun. 04, 2015
Options to purchase, shares outstanding			3,421,951
Options to purchase, shares outstanding, vested			2,197,306
Restricted shares, granted, vested			284,575
Ordinary shares available for future equity awards			173,208
2010 Plan [Member]
Stockholders Equity [Line Items]
Percentage of incentive provided			50.00%
Expiration date			Jul. 14, 2020
Ordinary shares available for future equity awards			267,678
Ordinary Shares subject to awards			250,000
Non-performance-based RSU, outstanding			345,151
2010 Plan [Member] | Performance Based RSU [Member]
Stockholders Equity [Line Items]
Performance-based RSU, outstanding			134,425
Equity Incentive Plan [Member]
Stockholders Equity [Line Items]
Options to purchase, shares outstanding			66,090

[1]	See Note 1a(ii).